Discontinued Operation of LGC (Details) - Schedule of consolidated statements of operations and comprehensive loss (Parentheticals)	12 Months Ended
Jan. 29, 2021 USD ($) $ / shares shares
Schedule of consolidated statements of operations and comprehensive loss [Abstract]
Share consideration ordinary shares | shares	5,555,548
Ordinary shares, price per share | $ / shares	$ 1.08
Reverse stock split, ordinary shares | shares	1,111,110
Reverse stock split ordinary shares, price per share | $ / shares	$ 5.4
Comprised of assets | $	$ 7,804,412
Comprised of liabilities | $	$ 11,001,011